OTHER INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	[1]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 1,768
2017	1,728
2018	1,461
2019	858
2020 and thereafter	1,869
Other Intangible Assets Amortization Expense	$ 7,684	$ 8,662

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).